General	6 Months Ended
Jun. 30, 2024
General [Abstract]
General

Note 1 - General

Ellomay Capital Ltd. (hereinafter - the “Company”), is an Israeli Company involved in the initiation, development, construction and production of renewable and clean energy projects in Europe, USA and Israel. As of June 30, 2024, the Company indirectly owns (i) approximately 335.9 megawatts (“MW”) of solar power plants in Spain (including a 300 MW solar power plant in owned by Talasol, which is 51% owned by the Company) and approximately 20 MW of solar power plants in Italy connected to their respective national grids, (ii) a solar project under construction in Italy with a capacity of 18 MW and solar projects under advanced development in Italy with an aggregate capacity of 195 MW that reached ready to build (“RTB”) status, (iii) 9.375% of Dorad Energy Ltd. (hereinafter - “Dorad”), (iv) Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V., project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million Normal Cubic Meter (“Nm3”) per year, respectively, (v) 83.333% of Ellomay Pumped Storage (2014) Ltd., which is constructing a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel (hereinafter – the “Manara PSP”) and (vi) solar projects under construction in the Dallas Metropolitan area, Texas with an aggregate capacity of approximately 48.5 MW (Fairfield, Malakoff, Mexia and Talco projects).

The Company also develops additional solar projects in Italy, US, Spain, and Israel.

The ordinary shares of the Company are listed on the NYSE American and on the Tel Aviv Stock Exchange (under the symbol “ELLO”). The address of the Company’s registered office is 18 Rothschild Blvd., Tel Aviv, Israel.

Material events in the reporting period

Issuance of the Company’s Series F Debentures and Series 2 Warrants in January and of Additional Series F Debentures in April 2024

On January 16, 2024, the Company issued in an Israeli public offering units consisting of an aggregate principal amount of NIS 170 million of its newly issued Series F Debentures, due March 31, 2030, and the Series 2 Warrants to purchase an aggregate of 1,020,000 ordinary shares at a price per share of NIS 80 (subject to customary adjustments), which expire on January 5, 2028. The net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 165 million (approximately €40 million as of the issuance date). In the event all of the Series 2 Warrants are exercised prior to their expiration date, we will receive additional gross proceeds of NIS 81.6 million.

On April 17, 2024, the Company issued an additional NIS 40 million par value of the Series F Debentures in a private placement to Israeli classified investors for an aggregate gross consideration of approximately NIS 37.8 million (approximately €9.4 million as of the issuance date), reflecting a price of NIS 0.946 per NIS 1 principal amount of the Series F Debentures. Following completion of this private placement, the aggregate outstanding par value of the Company’s Series F Debentures was NIS 210 million.

The Series F Debentures are not secured by any collateral. The Series F Debentures and the Series 2 Warrants are traded on the TASE.

The principal amount of Series F Debentures is repayable in four non-equal installments on March 31 in each of the years 2027 to 2030 (inclusive) as follows: in each of the principal payments in the years 2027 and 2028 a rate of 30% of the principal will be paid, in the principal payment in the year 2029 a rate of 25% of the principal will be paid and in the principal payment in the year 2030 a rate of 15% of the principal will be paid. The Series F Debentures bear a fixed interest at the rate of 5.5% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on March 31 and September 30, commencing March 31, 2024 through March 31, 2030 (inclusive).

The Series F Deed of Trust includes customary provisions, including (i) a negative pledge such that we may not place a floating charge on all of our assets, subject to certain exceptions and (ii) an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.25% in the annual interest rate for the period in which we do not meet each standard and up to an increase of 0.75% in the annual interest rate. The Series F Deed of Trust does not restrict our ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables us to expand the Series F Debentures provided that: (i) we are not in default of any of the immediate repayment provisions included in the Series F Deed of Trust or in breach of any of our material obligations to the holders of the Series F Debentures pursuant to the terms of the Series F Deed of Trust, (ii) the expansion will not harm our compliance with the financial covenants for purposes of the immediate repayment provision included in the Series F Deed of Trust and (iii) to the extent the Series F Debentures are rated at the time of the expansion, the expansion will not harm the rating of the existing Series F Debentures.

The Series F Deed of Trust includes a number of customary causes for immediate repayment, including a default with certain financial covenants for the applicable period, and as noted above a mechanism for the update of the annual interest rate in the event we do not meet certain financial covenants. The financial covenants are as follows:

a.	Our Series F Adjusted Balance Sheet Equity (as such term is defined in the Series F Deed of Trust, which, among other exclusions, excludes changes in the fair value of hedging transactions of electricity prices, such as the PPA executed in connection with the Talasol solar plant, and interest rates), on a consolidated basis, shall not be less than €77 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €82 for purposes of the update of the annual interest provision;

b.	The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations provided by entities who are in the business of lending money (excluding financing of projects and other exclusions as set forth in the Series F Deed of Trust), net of cash and cash equivalents, short-term investments, deposits, financial funds and negotiable securities, to the extent that these are not restricted (with the exception of a restriction for the purpose of securing any financial debt according to this definition) (together - the “Series F Net Financial Debt”), to (b) our Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series F Net Financial Debt (hereinafter - the “Series F CAP, Net”), to which we refer herein as the Series F Ratio of Net Financial Debt to Series F CAP, Net, shall not exceed the rate of 65% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision; and

c.	The ratio of (a) our Series F Net Financial Debt, to (b) our earnings before financial expenses, net, taxes, depreciation and amortization, where the revenues from our operations, such as the Talmei Yosef solar plant, are calculated based on the fixed asset model and not based on the financial asset model (IFRIC 12), and before share-based payments, when the data of assets or projects whose Commercial Operation Date occurred in the four quarters that preceded the test date will be calculated based on Annual Gross Up (as such terms are defined in the Series F Deed of Trust), based on the aggregate four preceding quarters (hereinafter - the “Series F Adjusted EBITDA”), to which we refer to herein as the Series F Ratio of Net Financial Debt to Series F Adjusted EBITDA, shall not be higher than 12 for three consecutive quarters for purposes of the immediate repayment provision and shall not be higher than 11 for purposes of the update of the annual interest provision.

The Series F Deed of Trust further provides that we may make distributions (as such term is defined in the Companies Law, e.g. dividends), to our shareholders, provided that: (a) we will not distribute more than 60% of the distributable profit, (b) we will not distribute dividends based on profit due to revaluation (for the removal of doubt, negative goodwill will not be considered a revaluation profit), (c) we are in compliance with all of our material undertakings to the holders of the Series F Debentures, (d) on the date of distribution and after the distribution no cause for immediate repayment exists and (e) we will not make a distribution for as long as a “warning sign” (as such term is defined in the Israeli Securities Regulations) exists. We are also required to maintain the following financial ratios (which are calculated based on the same definitions applicable to the financial covenants set forth above) after the distribution: (i) Series F Adjusted Balance Sheet Equity not lower than €94 million, (ii) Series F Ratio of Net Financial Debt to Series F CAP, Net not to exceed 58%, and (iii) Series F Ratio of Net Financial Debt to Series F Adjusted EBITDA, shall not be higher than 9, and not to make distributions if we do not meet all of our material obligations to the holders of the Series F Debentures and if on the date of distribution and after the distribution a cause for immediate repayment exists.

As of June 30, 2024, the financial covenants were met.